Financial Instruments and Fair Value Measurements - Senior Notes, Credit Facilities and Additional Information (Details) $ in Thousands	5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 08, 2015 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 05, 2016	Apr. 04, 2016
Gain/(loss) due to deconsolidation			$ 0	$ (1,347,106)	$ 0
Vessels, net			95,550	96,428
Impairment loss and loss from sale of vessels and vessel owning companies			(106,343)	(1,057,116)	(38,148)
Assets held for sale
Impairment loss and loss from sale of vessels and vessel owning companies			$ (18,266)
Additional Charges
Impairment loss and loss from sale of vessels and vessel owning companies				(113,019)
One of its drybulk vessels
Vessels, net				95,937
Impairment loss and loss from sale of vessels and vessel owning companies				(83,937)	$ (38,148)
Tankers
Number of vessels			10
Vessels Held For Sale Including Impairment				587,271
Impairment loss and loss from sale of vessels and vessel owning companies				(56,631)
10 Capesize bulk carriers, 4 Panamax bulk carriers and 3 Capesize bulk carriers
Number of vessels			17
Vessels Held For Sale Including Impairment				748,320
Impairment loss and loss from sale of vessels and vessel owning companies				(375,090)
20 Panamax and 2 Supramax bulk carriers
Number of vessels			22
Impairment loss and loss from sale of vessels and vessel owning companies				(422,404)
Supramax
Number of vessels			2
Vessels, net				17,820
Impairment loss and loss from sale of vessels and vessel owning companies				$ (6,035)
Rangiroa, Negonego and Fakarava
Number of vessels			3
Impairment loss and loss from sale of vessels and vessel owning companies			$ (23,018)
Coronado Panamax vessel
Impairment loss and loss from sale of vessels and vessel owning companies			1,084
Ocean Crystal, Sonoma, Sorreto Panamax vessels
Impairment loss and loss from sale of vessels and vessel owning companies		$ 3,020	$ (641)
Drybulk Carrier Vessels
Number of vessels			13
Gain on reclassification of vessels			$ 1,851
Offshore Support Vessels
Impairment loss and loss from sale of vessels and vessel owning companies			$ (65,712)
Ocean Rig
Gain/(loss) due to deconsolidation	$ (1,347,106)
Equity Method Investment Ownership Percentage	47.20%					0.00%	40.40%